Financial risk management - net debt (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net debt
Net debt beginning balance	SFr 20,019,967	SFr 18,192,574
Cash flows	(13,057,429)	1,929,158
Acquisition-Leases		(2,000)
Effect of modification to lease terms	(179,197)	(226,578)
Disposals		4,343
Foreign exchange differences	(196,225)	122,470
Net debt ending balance	6,587,116	20,019,967
Leases
Net debt
Net debt beginning balance	(482,014)	(567,396)
Cash flows	288,076	309,617
Acquisition-Leases		(2,000)
Effect of modification to lease terms	(179,197)	(226,578)
Disposals		4,343
Net debt ending balance	(373,135)	(482,014)
Cash and cash equivalents
Net debt
Net debt beginning balance	20,484,836	18,695,040
Cash flows	(13,331,525)	1,667,326
Foreign exchange differences	(196,225)	122,470
Net debt ending balance	6,957,086	20,484,836
Other financial assets
Net debt
Net debt beginning balance	17,145	64,930
Cash flows	(13,980)	(47,785)
Net debt ending balance	SFr 3,165	SFr 17,145